Fair value measurement - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
FINANCIAL LIABILITIES
Carrying value	$ 115.7	$ 111.3
Fair value	115.7	111.3
Long-term debt
FINANCIAL LIABILITIES
Carrying value	489.2	714.5
Fair value	548.0	707.7
Gold stream obligation
FINANCIAL LIABILITIES
Carrying value	217.9	164.5
Fair value	217.9	164.5
New Afton
FINANCIAL LIABILITIES
Carrying value	436.1	0.0
Fair value	436.1	0.0
Gold price option contracts
FINANCIAL LIABILITIES
Carrying value	0.0	26.4
Fair value	0.0	26.4
Cash and cash equivalents
FINANCIAL ASSETS
Carrying value	186.3	83.4
Fair value	186.3	83.4
Trade and other receivables
FINANCIAL ASSETS
Carrying value	65.2	14.5
Fair value	65.2	14.5
Provisionally priced contracts
FINANCIAL ASSETS
Carrying value	8.9	1.5
Fair value	8.9	1.5
Gold and copper swap contracts
FINANCIAL ASSETS
Carrying value	(9.8)	(1.3)
Fair value	(9.8)	(1.3)
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Carrying value	12.8	9.0
Fair value	12.8	9.0
Investments
FINANCIAL ASSETS
Carrying value	46.2	0.5
Fair value	$ 46.2	$ 0.5